Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Expected life (yrs), Maximum
Outstanding balance of bridge notes	$ 0		$ 0	$ 1,062,500	$ 4,984,720
Accrued interest	17,769	16,943	16,943	13,775
Bridge Note discount amortization to interest expense	0	1,334,729	6,099,463	3,927,425
Outstanding balances on note payable	$ 0		$ 0